Revenue Information	6 Months Ended
Jun. 30, 2025
Revenue from Contract with Customer [Abstract]
Revenue Information
16.
REVENUE INFORMATION

Revenues consisted of the following:

	For the Six Months Ended June 30,
	2024	2025
	US$	US$
Product revenues	19,956,234	12,088,605
Service revenues	193,719	362,521
Total revenues	20,149,953	12,451,126

The following summarizes the Group’s revenues from the following geographic areas (based on the locations of customers):

	For the Six Months Ended June 30,
	2024	2025
	US$	US$
Europe	10,748,246	4,830,840
PRC	1,994,678	2,401,219
USA	1,181,323	5,186,643
South America	6,162,209	—
Others	63,497	32,424
Total revenues	20,149,953	12,451,126

For the six months ended June 30, 2024 and 2025, revenues recognized that was included in the contract liabilities at January 1, 2024 and 2025 amounted to US$850,702 million and US$2,181,112 million, respectively.

The Group has elected the practical expedient in ASC 606-10-50-14(a) not to disclose the information about remaining performance obligations which are part of contracts that have an original expected duration of one year or less.